Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest expense:
Debt	$ 74	$ 81	$ 144	$ 162
Derivative financial instruments - hedging activities	2	1	3	3
Other, net	1		2	4
Fair value losses (gains) on financial instruments:
Cash flow hedges, transfer from equity	28	(37)	68	(44)
Net foreign exchange (gains) losses on debt	(28)	37	(68)	44
Net interest expense - debt and other	77	82	149	169
Net interest expense - pension and other post-employment benefit plans	7	8	14	15
Interest income	(3)	(1)	(4)	(3)
Net interest expense	$ 81	$ 89	$ 159	$ 181